Trade and other receivables (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [Abstract]
Trade receivables	$ 224,360	$ 258,088
Tax receivables	52,221	50,663
Prepayments	29,291	12,074
Other accounts receivable	6,322	10,910
Trade and other receivables	312,194	$ 331,735
Increase in trade receivables	$ 28,000